SEGMENT REPORTING - Sales by Type of Products (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 62,441	$ 68,275	$ 79,844
Flat products
Disclosure of products and services [line items]
Revenue from contracts with customers	35,376	38,647	44,776
Long products
Disclosure of products and services [line items]
Revenue from contracts with customers	13,386	14,124	17,486
Tubular products
Disclosure of products and services [line items]
Revenue from contracts with customers	1,748	2,160	2,683
Mining products
Disclosure of products and services [line items]
Revenue from contracts with customers	1,191	1,269	1,391
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 10,740	$ 12,075	$ 13,508